Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Rate

A reconciliation of the federal statutory income tax rate and the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2011	2012
Federal statutory income tax rate	34.0%	34.0%
State income taxes	5.5	5.1
Research and development tax credits	3.3	68.6
Permanent items	(0.8)	(41.7)
Change in valuation allowance	(41.7)	(60.9)
Return-to-provision adjustments	—	3.6
Change in deferred taxes	—	(9.0)
Other	(0.3)	0.2

Effective income tax rate	(0.0)%	(0.1)%

Deferred Tax Assets (Lliabilities)

The Company’s deferred tax assets (liabilities) consist of the following:

	December 31,
	2011	2012
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$15,703	$5,478
Research and development credit carryforwards	1,511	1,890
Capitalized start-up costs	2,921	2,720
Capitalized research and development costs	671	568
Deferred revenue	—	8,925
Accruals and allowances	616	1,961
Other	346	420

Gross deferred tax assets	21,768	21,962
Deferred tax asset valuation allowance	(21,544)	(21,881)

Total deferred tax assets	224	81

Deferred tax liabilities:
Depreciation and other	(224)	(81)

Total deferred tax liabilities	(224)	(81)

Net deferred tax asset (liability)	$—	$—